Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.405% Notes Due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.475% Notes Due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.687% Notes Due 2030
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99991
Maximum Aggregate Offering Price	$ 1,099,901,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 168,394.85
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.819% Notes Due 2032
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.9999
Maximum Aggregate Offering Price	$ 649,935,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,505.05
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.980% Notes Due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9999
Maximum Aggregate Offering Price	$ 749,925,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,813.52
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form
S-3
(File
No. 333-283053),
in accordance with Rules 456(b) and 457(r) under the Securities Act.